Deferred government grant -Summary of detailed Information about government grants (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Deferred government grant [Abstract]
Opening balance	₨ 758	$ 10	₨ 848
Adjustment during the year			(58)
Disposal of subsidiary (refer Note 39)	(501)	(7)
Released to the statement of profit or loss	(32)	(0)	(32)
Total	225	$ 3	758
Current	11		39	$ 0
Non-current	214		719	3
Total	₨ 225		₨ 758	$ 3